Income Taxes (Schedule of Reconciliation of Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Statutory tax rate	26.50%	26.50%	25.00%
Approved and Privileged enterprise benefits	(0.40%)	3.70%	6.00%
Goodwill and intangibles impairment	(15.30%)	(17.30%)
Revaluation of obligations in connection with acquisitions	0.20%	3.10%
Stock compensation expense	(0.40%)	(3.70%)	(17.30%)
Tax contingencies	(0.30%)	1.60%	(12.10%)
Non-deductible acquisition expenses	(0.10%)	(0.10%)	(4.80%)
Earning taxed under foreign law	1.40%	9.60%	13.20%
Valuation Allowance	(11.00%)
Other	0.10%	(0.60%)	(1.60%)
Effective income tax rate	0.70%	22.80%	8.40%